CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
Revenues		$ 23,000	$ 32,922	$ 43,101
Operating costs and expenses:
Cost of revenue		(33,789)	(29,937)	(40,055)
Sales and marketing expenses		(47)	(54)	(153)
General and administrative expenses		(18,251)	(13,709)	(18,465)
Service development expenses			(69)	(874)
Total operating costs and expenses		(52,087)	(43,769)	(59,547)
Other operating income		9,715	214	180
Other operating expenses		(3,035)	(613)	(13,642)
Net gain on disposal of cryptocurrency assets				7,074
Impairment of cryptocurrency assets				(2,359)
Changes in fair value of cryptocurrency assets		(4,356)	3,203
Impairment of property and equipment		(8,764)
Impairment of intangible assets		(1,405)
Gain on remeasurement of unfavorable contract		2,225
Changes in fair value of payables settled by cryptocurrency assets		7	37
Operating loss from continuing operations		(34,700)	(8,006)	(25,193)
Other income, net		54	627	691
Interest income		146	56	242
Loss from equity method investments		(1)	(20)	(295)
Impairment of long-term investments		0	(132)	(1,408)
Gain from disposal of long-term investments				614
Gain from short-term investments			156
Changes in fair value of derivative instruments		21	311	(35)
Loss before income tax from continuing operations		(34,480)	(7,008)	(25,384)
Income tax benefits		0	0	0
Net loss from continuing operations		(34,480)	(7,008)	(25,384)
(Loss) income from discontinued operations, net of applicable income taxes			240	(3,326)
Gain on disposal of discontinued operations, net of applicable income taxes			18,687
Net (loss) income from discontinued operations, net of applicable income taxes			18,927	(3,326)
Net (loss) income		(34,480)	11,919	(28,710)
Less: Net loss attributable to non-controlling interests		(603)	(154)
Net (loss) income attributable to SOLAI Limited		(33,877)	12,073	(28,710)
Net loss attributable to SOLAI Limited from continuing operations		(33,877)	(6,854)	(25,384)
Net (loss) income attributable to SOLAI Limited from discontinued operations			18,927	(3,326)
Other comprehensive loss:
Foreign currency translation (loss) income		146	(116)	(316)
Other comprehensive (loss) income, net of tax		146	(116)	(316)
Comprehensive (loss) income		(34,334)	11,803	(29,026)
Less: Comprehensive loss attributable to non-controlling interests		(603)	(154)
Comprehensive (loss) income attributable to SOLAI Limited		$ (33,731)	$ 11,957	$ (29,026)
(Losses) earnings per share attributable to SOLAI Limited-Basic and Diluted:
Net loss from continuing operations - basic (in dollars per share)		$ (0.02)	$ (0.01)	$ (0.03)
Net loss from continuing operations - diluted (in dollars per share)		(0.02)	(0.01)	(0.03)
Net (loss) income from discontinued operations - basic (in dollars per share)			0.02	0
Net (loss) income from discontinued operations - diluted (in dollars per share)			0.02	0
Net (loss) income - basic (in dollars per share)		(0.02)	0.01	(0.03)
Net (loss) income - diluted (in dollars per share)		(0.02)	0.01	(0.03)
(Losses) earnings per American Depositary Share ("ADS*") attributable to SOLAI Limited-Basic and Diluted:
Net loss from continuing operations, basic (in dollars per share)	[1]	(1.96)	(0.58)	(2.3)
Net loss from continuing operations, diluted (in dollars per share)		(1.96)	(0.58)	(2.3)
Net (loss) income from discontinued operations, basic (in dollars per share)	[1]		1.61	(0.3)
Net (loss) income from discontinued operations, diluted (in dollars per share)			1.61	(0.3)
Net (loss) income	[1]	$ (1.96)	$ 1.03	$ (2.6)
Weighted average number of Class A and Class B ordinary shares outstanding:
Basic		1,727,119,228	1,171,663,430	1,102,373,814
Diluted		1,727,119,228	1,171,663,430	1,102,373,814

[1]	American Depositary Shares, which are traded on the NYSE. Each ADS represents one hundred Class A ordinary shares of the Company.